Commitments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Future minimum lease payments
Additional capital commitments	$ 2,686,537	$ 0
Lease commitments
Future minimum lease payments
Total	34,786,074
Less than one year | Lease commitments
Future minimum lease payments
Total	2,745,517
2023 | Lease commitments
Future minimum lease payments
Total	3,342,173
2024 | Lease commitments
Future minimum lease payments
Total	3,191,539
2025 | Lease commitments
Future minimum lease payments
Total	3,050,321
2026 and after | Lease commitments
Future minimum lease payments
Total	$ 22,456,524